Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

7.Leases

The Group’s operating leases mainly related to offices facilities and staff quarters. As of December 31, 2022 and 2023, the Group recognized the following items related to operating leases on its consolidated balance sheet:

	December 31, 2022	December 31, 2023
	RMB	RMB
Operating lease ROU assets	25,116	13,990
Operating lease liabilities, non-current	(8,195)	(3,936)
Operating lease liabilities, current	(18,372)	(10,351)
Total operating lease liabilities	(26,567)	(14,287)
Weighted average remaining lease term	1.7 years	1.5 years
Weighted average discount rate	6.3%	5.7%

The components of lease cost for the years ended December 31, 2021, 2022 and 2023 were as follows:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating lease cost	10,329	17,284	16,903
Short-term lease cost	9,353	10,974	12,895
Total lease cost	19,682	28,258	29,798

No lease cost was capitalized as part of the cost of another asset.

Supplemental cash flow information related to the operating leases was as follows:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cash payments for operating leases	9,786	17,910	18,257
Right-of-use assets obtained in exchange for operating lease liabilities	34,988	13,505	6,127

A summary of maturity of operating lease liabilities under the Group’s non-cancellable operating leases as of December 31, 2023 is as follows:

RMB
2024	10,838
2025	3,150
2026	898
Total future lease payments	14,886
Impact of discounting remaining lease payments	(599)
Total lease liabilities	14,287

The increase of operating lease assets obtained in exchange for operating lease liabilities in 2023 was mainly due to the renewal of lease agreements that expired, and several new lease agreements signed by the Group in 2023. As of December 31, 2022 and 2023, the Group had no operating leases that had not yet commenced.